Commitments and Contingencies - Debt Obligations (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Expected repayment amount of debt obligation
1 – 12 months	¥ 1,866,318
Total debt obligations	1,866,318
Interest payments
Total interest payments	284,715
Expected repayment amount of debt obligation
1 – 12 months	785,177
Total	785,177
Commitment to Purchase Delinquent Loans
Expected repayment amount of debt obligation
1 – 12 months	785,177
Total	785,177
Funding Debts
Expected repayment amount of debt obligation
1 – 12 months	4,956,121
13 – 24 months	840,343
Total debt obligations	5,796,464
Interest payments
1 – 12 months	270,186
13 – 24 months	14,529
Total interest payments	284,715
Short-term Borrowings
Expected repayment amount of debt obligation
1 – 12 months	1,827,063
Total debt obligations	1,827,063
Interest payments
1 – 12 months	39,255
Total interest payments	39,255
Convertible Notes
Expected repayment amount of debt obligation
1 – 12 months	39,149
13 – 24 months	39,149
25 – 36 months	39,149
37 – 48 months	39,149
49 – 60 months and beyond	2,034,138
Interest payments
1 – 12 months	39,149
13 – 24 months	39,149
25 – 36 months	39,149
37 – 48 months	39,149
49 – 60 months and beyond	76,668
Total interest payments	233,264
Convertible notes	1,957,470	¥ 2,092,860
Total convertible notes	2,190,734
Liabilities to Other Funding Partners | Funding Debts
Expected repayment amount of debt obligation
1 – 12 months	4,685,935
13 – 24 months	825,814
Total debt obligations	¥ 5,511,749